Common Stock	12 Months Ended
Dec. 31, 2020
Common Stock [Abstract]
Common Stock
12. Common Stock
The Company’s Restated Certificate of Incorporation, as restated as of May 20, 2020, authorizes the Company to issue 429,600,000 shares of common stock, consisting of 386,400,000 shares of Class A common stock, $0.00003 par value per share, and 43,200,000 shares of Class F common stock, $0.00003 par value per share. The holders of the Class F common stock and the holders of the Class A common stock shall be entitled to receive dividends from time to time when declared by the Board of Directors in the form of shares of common stock or rights to acquire common stock. In the event of any consolidation, merger, or other combination transactions in which shares of common stock are exchanged for or converted into other stock or securities, the shares of Class F common stock and Class A common stock shall be entitled to be exchanged or converted into the same kind.
The number of common stock shares authorized, issued, outstanding and reserved for future issuance as of December 31, 2020 are as follows:

	Shares Authorized	Issued and Outstanding Shares	Options Available for Future Grants
Common Stock A	386,400,000	183,800,251	202,599,749
Common Stock F	43,200,000	42,564,150	635,850

Total shares of Common Stock	429,600,000	226,364,401	203,235,599

Voting Rights
—The holders of the Class A and Class F common stock shall vote together as a single class on all matters to be voted on by the holders. Each holder shall vote all Class A and Class F shares held by such holder and has the right to one vote for each share.
So long as a majority of the shares of Class F common stock outstanding as of the date of the Company’s Restated Certificate of Incorporation, as restated as of May 20, 2020, remain outstanding, holders of Class F common stock, voting together as a single class on an as-converted
basis, are entitled to certain protective provisions which require a majority of holders of Class F common stock to approve, among other actions, a liquidation event, an amendment, waiver, or repeal of provisions of the Company’s Restated Certificate of Incorporation or Bylaws in a way that adversely affects the rights, privileges and obligations of the Class F stock, a change to the number of directors of the Company, and a declaration or payment of any dividend.
Distribution
—Distributions can be made by the Company to holders of the shares in cash, property, dividend, or distributions upon the occurrence of a liquidity event due to insolvency, sale of the Company, or otherwise. Distributions shall be made to the Class A stockholders and Class F stockholders pro rata to each such holder in accordance with the number of Class A and Class F shares held by each such holder, until the cumulative number of distributions made with respect to the Class A and Class F shares equals the sum of their respective capital contributions.
Liquidation
—Distributions to the stockholders upon liquidation may be made in cash or noncash property, or partly in cash and partly noncash property, as determined by the Board of Directors; provided, that the allocation between cash and noncash property shall be distribution pro rata in accordance with the number of shares held by the stockholders. The assets of the Company shall be applied first to repay any indebtedness and other liabilities of the Company, second to any reserves with the Board reasonably deems necessary for contingent or unforeseen liabilities or obligations of the Company, and third, the stockholders based on their pro rata share.
Conversion—
Each share of Class F common stock is convertible at the option of the holder, at any time after the date of issuance of such share, into one share of Class A common stock. Additionally, a share of Class F common stock will automatically be converted into one of share of Class A common stock upon (i) the sale of such share of Class F common stock (subject to certain exceptions), or (ii) the death of the holder.
Each share of Class F common stock will automatically be converted into one share of Class A common stock upon the earlier of (i) an initial public offering of the Company’s stock or (ii) the consent of holders of at least a majority of the then-outstanding shares of Class F common stock.
Further, if a share of Class F common stock is purchased by an investor in connection with an equity financing, approved by the Board, in which the aggregate Class F common stock sold does not constitute more than 15% of the preferred stock offered by the Company in the equity financing, a holder may elect to convert such share of Class F common stock into a share of a subsequent series of preferred stock.
Warrant
—On January 3, 2019, App
L
ovin entered into a Warrant Transfer Agreement with Applovin Holdings LLC granting the transfer of the common stock warrant issued in connection with prior debt financing to Angel Pride Holdings Limited and Hontai App Fund Limited Partnership in the amount of 26,021,583 shares and 8,794,734 shares of Class A common stock, respectively. Subsequently, Angel Pride Holding Limited and Hontai App Fund Limited Partnership exercised their rights to purchase the Company’s Class A common stock and each paid $868 and $293, respectively.